Significant Components of Deferred Tax Assets and Liabilities (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deferred tax assets:
Inventories	$ 29,753	¥ 2,474,000	¥ 2,026,000
Property, plant and equipment	82,910	6,894,000	7,213,000
Accrued bonus	30,030	2,497,000	2,714,000
Accrued enterprise tax	3,031	252,000	233,000
Pension and severance plans	55,526	4,617,000	6,115,000
Operating loss carryforwards for tax purposes	60,132	5,000,000	4,436,000
Foreign tax credit	86,855	7,222,000	3,545,000
Accrued vacation	10,331	859,000	829,000
Accrued expenses	18,641	1,550,000	895,000
Other	17,860	1,485,000	1,639,000
Gross deferred tax assets	395,069	32,850,000	29,645,000
Less-Valuation allowance	(74,985)	(6,235,000)	(7,606,000)
Net deferred tax assets	320,084	26,615,000	22,039,000
Deferred tax liabilities:
Basis difference of acquired assets	(32,135)	(2,672,000)	(2,966,000)
Undistributed earnings not permanently reinvested	(29,200)	(2,428,000)	(2,830,000)
Marketable securities	(16,849)	(1,401,000)	(1,275,000)
Intangible assets	(14,516)	(1,207,000)	(608,000)
Other	(3,054)	(254,000)	(163,000)
Gross deferred tax liabilities	(95,754)	(7,962,000)	(7,842,000)
Net deferred tax assets	$ 224,330	¥ 18,653,000	¥ 14,197,000